Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Summary of Investments in Available-for-sale and Held-to-maturity Securities
The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2016 and 2015:

As of December 31, 2016	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$1,000	$11	$—	$—	$1,011
Residential mortgage-backed securities	43,530	218	508	—	43,240
Collateralized mortgage obligations	160	6	—	—	166
Collateralized debt obligations	746	—	—	309	437
Total available for sale	$45,436	$235	$508	$309	$44,854

Held to maturity:
States and political subdivisions	$2,224	$187	$—	$—	$2,411

As of December 31, 2015	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
	(Amounts in thousands)
Available for sale:
Corporate debt obligations	$1,000	$31	$—	$—	$1,031
Residential mortgage-backed securities	40,788	451	418	—	40,821
Collateralized mortgage obligations	246	7	—	—	253
Collateralized debt obligations	806	—	—	344	462
Total available for sale	$42,840	$489	$418	$344	$42,567

Held to maturity:
States and political subdivisions	$2,181	$290	$—	$—	$2,471

Investments Classified by Contractual Maturity
The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2016, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	500	500
Due after ten years	1,246	948
Residential mortgage-backed securities and collateralized mortgage obligations	43,690	43,406
Total available for sale	$45,436	$44,854

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	1,212	1,253
Due after ten years	1,012	1,158
Total held to maturity	$2,224	$2,411

Gross Unrealized Losses and Fair Value of Investments with Continuous Unrealized Loss Position
The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired (“OTTI”), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016 there were 7 securities in a less than 12 months loss position and 3 in a greater than 12 months. At December 31, 2015 there were 5 securities in a less than 12 months loss position and 3 greater than 12 months.

As of December 31, 2016	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$17,519	$484	$1,077	$24	$18,596	$508
Total available for sale	$17,519	$484	$1,077	$24	$18,596	$508

As of December 31, 2015	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
Residential mortgage-backed securities	$19,191	$343	$3,221	$75	$22,412	$418
Total available for sale	$19,191	$343	$3,221	$75	$22,412	$418